MORTGAGE NOTES PAYABLE (Details Narrative) - Mortgage Notes [Member]	Mar. 31, 2026 USD ($)	Dec. 31, 2025
Shea Center II [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 16,353,296
Model Home [Member]
Short-Term Debt [Line Items]
Debt instrument		1.10
Debt instrument		1.00